Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Accounts receivable, including other current assets	5,259	45,378	35,547
Due from affiliates	2,426	4,678	(2,515)
Bunker and lube oil inventory	7,967	6,132	6,152
Prepaid expenses	(4,213)	2,313	(2,822)
Accounts payable and accrued liabilities	(3,117)	(9,846)	(16,266)
Due to affiliates	443	10	(290)
Deferred revenue	3,226	(870)	1,752
Other	(8,199)	(5,137)	1,705
Change in operating assets and liabilities	3,792	42,658	23,263

Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents and restricted cash are as follows:

	As at December 31, 2025	As at December 31, 2024	As at December 31, 2023	As at December 31, 2022
	$	$	$	$
Cash and cash equivalents	830,569	511,888	391,464	206,926
Restricted cash - current (1)	692	3,673	691	3,714
Restricted cash - long-term (2)	—	—	—	3,135
	831,261	515,561	392,155	213,775
(1)    The Company maintains restricted cash balances for the purpose of acquiring EUAs (note 7). As at December 31, 2025, the Company no longer maintains restricted cash deposits relating to FFAs (note 11).
(2) The Company maintained restricted cash deposits relating to obligations related to finance leases for certain vessels which were repurchased by the Company in May 2023.